Lease Commitments	12 Months Ended
Jun. 30, 2016
Leases [Abstract]
Lease Commitments
11.	Lease Commitments

The Company has operating leases for office space. At June 30, 2015, the Company has a lease agreement for its manufacturing and office facility in Orlando, Florida (the “Orlando Lease”). The Orlando Lease, which is for a seven-year original term with renewal options, expires April 2022 and expanded our space to 25,847 square feet, including space added in July 2014. Minimum rental rates for the extension term were established based on annual increases of two and one half percent starting in the third year of the extension period. Additionally, there are two 3-year extension options exercisable by the Company. The minimum rental rates for such additional extension options will be determined at the time an option is exercised and will be based on a “fair market rental rate” as determined in accordance with the sixth lease amendment.

The Company received $420,014 in a leasehold improvement allowance in fiscal 2015. This amount is included in the property and equipment and deferred rent on the consolidated balance sheets. Amortization of leasehold improvements was $60,720 as of June 30, 2016.

As of June 30, 2016, the Company, through its wholly-owned subsidiary, LPOI, has a lease agreement for an office facility in Shanghai, China (the “China Lease”). The China Lease expires October 2017.

As of June 30, 2016, the Company, through its wholly-owned subsidiary, LPOIZ, has a lease agreement for a manufacturing and office facility in Zhenjiang, China (the “Zhenjiang Lease”). The Zhenjiang Lease, which is for a five-year original term with renewal options, expires March 2019.

During fiscal 2014 and 2015, the Company entered into four capital lease agreements, with three to five year terms, for computer and manufacturing equipment, which are included as part of Property and Equipment. Assets under capital lease include approximately $547,000 in computer equipment and software and manufacturing equipment, with accumulated amortization of approximately $202,000 as of June 30, 2016. Amortization related to capital leases is included in depreciation expense.

Rent expense totaled $529,341 and $581,679 during the years ended June 30, 2016 and 2015, respectively.

The approximate future minimum lease payments under capital and operating leases at June 30, 2016 were as follows:

Fiscal year ending June 30,	Capital Leases	Operating Lease

2017	$169,322	$378,000
2018	167,335	376,000
2019	39,000	370,000
2020	6,825	357,000
2021	—	365,000
2022 and beyond	—	311,000
Total minimum payments	382,482	$2,157,000

Less imputed interest	(37,109)
Present value of minimum lease payments included in capital lease obligations	345,373
Less current portion	166,454
Non-current portion	$178,919